NOTES PAYABLE AND OTHER DEBT (Converted Debt) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Aug. 31, 2014
Debt Instrument [Line Items]
Amount of convertible notes converted into shares	$ 0	$ 6,930,000
Convertible debt issued in 2010
Debt Instrument [Line Items]
Conversion price (in dollars per share)			$ 3.73
Amount of convertible notes converted into shares	$ 6,942,328